Condensed Consolidated Statements of Preferred Stock and Stockholder's Equity - USD ($) $ in Thousands	Preferred Stock Non-Founders Preferred Stock	Preferred Stock Founders Preferred Stock	Common Stock Class A common stock		Common Stock Class B		Common Stock	Warrants	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Founders Preferred Stock	Total
Beginning balance (in shares) at Dec. 31, 2019							140,201,723					484,912
Beginning balance at Dec. 31, 2019									$ 128,297	$ (37,159)	$ 69		$ 91,208
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercise of stock options (in shares)							1,014,732						1,934,106
Shares issued upon exercise of stock options									121				$ 121
Vesting of early exercised options									61				61
Net loss										(21,531)			(21,531)
Ending balance (in shares) at Dec. 31, 2020	260,582,311	484,912					141,216,455					484,912
Ending balance at Dec. 31, 2020	$ 1	$ 0					$ 0		129,449	(58,690)	45		70,805
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercise of stock options (in shares)							1,244,349
Shares issued upon exercise of stock options									94				94
Vesting of early exercised options									5				5
Stock-based compensation									598				598
Issuance of common stock warrants									83				83
Other comprehensive loss											(19)		(19)
Net loss										(8,482)			(8,482)
Ending balance (in shares) at Mar. 31, 2021	260,582,311	484,912					142,460,804
Ending balance at Mar. 31, 2021	$ 1	$ 0					$ 0		130,229	(67,172)	26		63,084
Beginning balance (in shares) at Dec. 31, 2020	260,582,311	484,912					141,216,455					484,912
Beginning balance at Dec. 31, 2020	$ 1	$ 0					$ 0		129,449	(58,690)	45		$ 70,805
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercise of stock options (in shares)							1,758,750						1,781,794
Shares issued upon exercise of stock options									189				$ 189
Vesting of early exercised options									66				66
Net loss										(124,213)			(124,213)
Ending balance (in shares) at Dec. 31, 2021			362,832,986		87,078,781			23,153,266
Ending balance at Dec. 31, 2021			$ 36	[1]	$ 9	[1]		$ 23,153,266	417,492	(182,903)	0		$ 234,634
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercise of stock options (in shares)													3,615,572
Shares issued upon exercise of stock options									372				$ 372
Vesting of early exercised options									11				11
Stock-based compensation									16,698				16,698
Repurchase of early exercised options									0				0
Net loss										(18,447)			(18,447)
Ending balance (in shares) at Mar. 31, 2022			362,832,986		87,078,781			23,153,266
Ending balance at Mar. 31, 2022			$ 36		$ 9				$ 434,573	$ (201,350)	$ 0		$ 233,268

[1]	Insignificant amounts are rounded to zero (“— ”) for disclosure